MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4 -	MARKETABLE SECURITIES
The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of June 30, 2025:

	Matures within one year:			Matures after one year through five years:			Total
	Corporate	Governmental		Corporate	Governmental
	bonds	bonds	Total	bonds	bonds	Total
Unrealized Gain
Amortized Cost	63,595	27,689	91,284	195,962	29,665	225,627	316,911
Unrealized Gain	78	41	119	1,714	364	2,078	2,197
Fair Value	63,673	27,730	91,403	197,676	30,029	227,705	319,108

Unrealized Loss Less
than 12 months
Amortized Cost	49,454	34,426	83,880	48,597	-	48,597	132,477
Unrealized Loss	(31)	(8)	(39)	(112)	-	(112)	(151)
Fair Value	49,423	34,418	83,841	48,485	-	48,485	132,326

Unrealized Loss
12 Months or Greater
Amortized Cost	12,639	-	12,639	11,499	-	11,499	24,138
Unrealized Loss	(46)	-	(46)	(164)	-	(164)	(210)
Fair Value	12,593	-	12,593	11,335	-	11,335	23,928

Total	125,689	62,148	187,837	257,496	30,029	287,525	475,362

The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2024:

	Matures within one year:			Matures after one year through five years:			Total
	Corporate	Governmental		Corporate	Governmental
	bonds	bonds	Total	bonds	bonds	Total
Unrealized Gain
Amortized Cost	125,296	39,220	164,516	66,989	20,912	87,901	252,417
Unrealized Gain	218	75	293	395	90	485	778
Fair Value	125,514	39,295	164,809	67,384	21,002	88,386	253,195

Unrealized Loss Less
than 12 months
Amortized Cost	23,535	3,026	26,561	108,786	16,620	125,406	151,967
Unrealized Loss	(10)	(5)	(15)	(871)	(92)	(963)	(978)
Fair Value	23,525	3,021	26,546	107,915	16,528	124,443	150,989

Unrealized Loss
12 Months or Greater
Amortized Cost	23,774	2,043	25,817	13,314	-	13,314	39,131
Unrealized Loss	(261)	(1)	(262)	(325)	-	(325)	(587)
Fair Value	23,513	2,042	25,555	12,989	-	12,989	38,544

Total	172,552	44,358	216,910	188,288	37,530	225,818	442,728

Proceeds from maturity of available-for-sale marketable securities during the six months period  ended June 30, 2025, and 2024 were $130,160 and $136,752, respectively.

Proceeds from sales of available-for sale marketable securities, were $3,036 which led to $1 realized losses, during the year ended December 31, 2024.

Unrealized losses related to marketable securities were determined to be not due to credit related losses. Therefore, the Company did not recognize an allowance for credit losses.

In accordance with ASC 820, the Company measures its marketable securities, at fair value using the market approach valuation technique. Marketable securities are classified within Level 2 because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The company does not intend to sell the investments and it is not more likely than not that the company will be required to sell the investments before recovery of their amortized cost bases